Cover Page	Nov. 14, 2023
Document Information [Line Items]
Document Type	8-K/A
Entity Registrant Name	TOUGHBUILT INDUSTRIES, INC.
Entity Central Index Key	0001668370
Entity File Number	001-38739
Entity Tax Identification Number	46-0820877
Entity Incorporation, State or Country Code	NV
Amendment Flag	true
Document Period End Date	Nov. 14, 2023
Entity Address, Address Line One	8669 Research Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
City Area Code	949
Local Phone Number	528-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Postal Zip Code	92618
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TBLT
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K amends the Current Report on Form 8-K of ToughBuilt Industries, Inc. (the “Company”), originally furnished by the Company to the Securities and Exchange Commission on November 15, 2023 (the “Initial 8-K”). The sole purpose for filing this amended report is to correct the net operating expenses and the net loss attributable to common shareholders in the third quarter of 2023 contained in the Company’s press release, dated November 14, 2023, attached as Exhibit 99.1 to the Initial 8-K as described further below. A corrected press release is attached as Exhibit 99.1 to this Current Report.